RELATED PARTY TRANSACTIONS - Summary of Balances Owed from/to Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Jun. 30, 2015
Related Party Transaction [Line Items]
Related party receivables	$ 2,099	$ 8,451
Related party payables	1,596	4,101
Frontline Management (Bermuda) Ltd
Related Party Transaction [Line Items]
Related party payables	0	3,924
Frontline Ltd
Related Party Transaction [Line Items]
Related party receivables	0	4,455
Related party payables	1,310	176
Ship Finance International Limited
Related Party Transaction [Line Items]
Related party receivables	259	36
United Freight Carriers LLC
Related Party Transaction [Line Items]
Related party receivables	522	2
Seateam
Related Party Transaction [Line Items]
Related party payables	0	1
Seatankers Management Co., Ltd
Related Party Transaction [Line Items]
Related party receivables	688	1,139
Related party payables	274	0
Golden Opus Inc.
Related Party Transaction [Line Items]
Related party receivables	51	2,534
Capesize Chartering
Related Party Transaction [Line Items]
Related party receivables	579	0
Related party payables	12	0
Management
Related Party Transaction [Line Items]
Related party receivables	$ 0	$ 285